Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total Revenues				$ 31,243	$ 31,243	$ 186,552
Selling, general and administrative expenses	1,164,089	1,157,064	3,001,720	3,989,274	4,911,613	6,482,953
Research and development expenses	758,198	676,970	1,974,995	1,418,293	2,206,120	1,238,749
Loss on impairment of intangible asset					588,822	319,635
Loss from Operations	(1,922,287)	(1,834,034)	(4,976,715)	(5,376,324)	(7,675,312)	(7,854,785)
Other (Income) Expense:
Amortization of debt discount						6,562,736
Gain on extinguishment of convertible notes payable						(1,481,317)
Interest (income) expense, net	(564)	(19,139)	(3,425)	(41,680)	(49,915)	298,161
Change in fair value of derivative liabilities	53,046		(211,807)			(191,656)
Total Other (Income) Expense	52,482	(19,139)	(215,232)	(41,680)	(49,915)	5,187,924
Net Loss	(1,974,769)	(1,814,895)	(4,761,483)	(5,334,644)	(7,625,397)	(13,042,709)
Deemed dividend to Series C Preferred Stockholders	(23,859)		(23,859)			(3,310,001)
Net Loss Attributable to Common Stockholders	$ (1,998,628)	$ (1,814,895)	$ (4,785,342)	$ (5,334,644)	$ (7,625,397)	$ (16,352,710)
Net Loss Per Basic and Diluted Common Share:	$ (1.38)	$ (2.53)	$ (4.70)	$ (8.87)	$ (12.10)	$ (43.67)
Weighted Average Number of Common Shares Outstanding: Basic and Diluted	1,445,820	716,886	1,018,420	601,199	630,418	374,499
Royalty Income [Member]
Revenues:
Total Revenues				$ 31,243	$ 31,243	$ 116,152
Contract Research - Related Party [Member]
Revenues:
Total Revenues						$ 70,400